SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
On July 2, 2018, Seadrill announced that it had emerged from Chapter 11 after successfully completing its reorganization pursuant to its Chapter 11 plan of reorganization. Under the Restructuring Plan, the Company agreed to restructure the lease payments to its 100% equity-accounted subsidiaries with economic effect from January 1, 2018. (See Concentrations of risk section of Note 10: Financial Instruments).
In July 2018, the Company announced an agreement to sell its fully owned subsidiary, Rig Finance Limited to an unrelated third party. Rig Finance Limited owns the jack up drilling rig Soehanah, which is currently employed under a bareboat charter until June 2019. Delivery to the new owner is expected to occur in the second half of 2018.
In July 2018, the Company agreed to sell three 2002-built VLCCs, Front Page, Front Stratus and Front Serenade to ADS Crude Carriers Ltd. (“ADS”), a newly established company in which Ship Finance has acquired a 17% interest. Net proceeds from the sale were approximately $77.6 million, including $10.1 million charter termination compensation received from Frontline Ltd. in the form of interest-bearing loan notes. The vessels were delivered to ADS in July, August and September, respectively.
In July 2018, the Company and other financial creditors entered into a restructuring agreement with a subsidiary of Solstad Farstad ASA ("Solstad") where 50% of the agreed charter hire for the two vessels Sea Cheetah and Sea Jaguar will be received until the end of 2019. All other payments under the respective charters, including the remaining 50% on Sea Cheetah and Sea Jaguar, will be deferred until the end of 2019.
In August 2018, the Company agreed to acquire three 10,600 TEU container vessels in combination with long term charters to Maersk Line A/S, two of which have been delivered during September 2018. We expect to take delivery of the third vessel during Q4 2018. In connection with the acquisition, the Company entered into a $200 million intermediary secured credit facility to part finance the acquisition. The facility bears interest at LIBOR plus a margin and has a term of 13 months.
In August 2018, the Company issued NOK600 million five-year senior unsecured bonds, equivalent to approximately $71.9 million. The bonds bear interest at NIBOR plus a margin. The proceeds from the bond issue will be used for refinancing of existing debt and general corporate purposes.
On August 22, 2018, the Board of Directors of the Company declared a dividend of $0.35 per share, which will be paid in cash on or around September 27, 2018.